UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


             REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2001

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:       WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:    450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
===================================================================

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Joshua H. Landes
--------------------
New York, New York
February 14, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     92
                                            --


Form 13F Information Table Value Total:     $ 151,214,000
                                            -------------

List of Other Included Managers:

                                        No.  1:
                                        ------
                                            Name:  Wynnefield Capital, Inc.
                                            Form  13F  File Number:  28 - 7006



                                  Page 2 of 7
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

                                                     FORM 13F INFORMATION TABLE
                                                      ------------------------
Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                                                         (SEC USE ONLY)
Name of Manager #1: WYNNEFIELD CAPITAL, INC.

     Column 1             Column 2 Column 3   Column 4          Column 5        Column 6   Column 7                 Column 8
------------------       --------- ---------  --------   ------------------     --------   -------------    --------------------
                                               Fair                             Invest-
                                               Market                           ment
                         Title of  CUSIP       Value      Shrs or  SH/  Put/    discre-     Other             Voting Authority
  Name of Issuer         Class     Number       (in       Prn Amt  PRN  Call    tion       Managers         Sole   Shared   None
                                             thousands)
------------------       --------- ---------  --------   -------   ---  ----    -------   --------------    ----   ------   ----

                                                                                                           Sole    Shared   None
ADE Corp. Mass           COM      00089C107   787        78,650    SH           SOLE       Filer + No. 1   SOLE
Acuity Brands Inc.       COM      00508Y102   121        10,000    SH           SOLE       Filer + No. 1   SOLE
Airgas, Inc.             COM      009363102   292        19,300    SH           SOLE       Filer + No. 1   SOLE
Alltrista Corp.          COM      020040101   647        41,200    SH           SOLE       Filer + No. 1   SOLE
Ambassadors              COM      023178106   2,248      107,100   SH           SOLE       Filer + No. 1   SOLE
International Inc.
Ampal American           CL A     032015109   1,138      200,054   SH           SOLE       Filer + No. 1   SOLE
Israel Corp.
Avalon Holdings          CL A     05343P109   33         11,700    SH           SOLE       Filer + No. 1   SOLE
Corp.
Barrett Business         COM      068463108   1,874      506,400   SH           SOLE       Filer + No. 1   SOLE
Services Inc.
Beverly Enterprises      COM      087851309   602        70,000    SH           SOLE       Filer + No. 1   SOLE
Inc.
Blair Corp.              COM      092828102   226        10,000    SH           SOLE       Filer + No. 1   SOLE



TOTAL                                      $ 7,968       1,054,404
                                           -------       ---------



     Column 1             Column 2 Column 3   Column 4       Column 5           Column 6   Column 7                 Column 8
------------------       --------- ---------  --------   ------------------     --------   -------------    --------------------
                                               Fair                             Invest-
                                               Market                           ment
                         Title of  CUSIP       Value      Shrs or  SH/  Put/    discre-     Other             Voting Authority
  Name of Issuer         Class     Number       (in       Prn Amt  PRN  Call    tion       Managers         Sole   Shared   None
                                             thousands)
------------------       --------- ---------  --------   -------   ---  ----    -------   --------------    ----   ------   ----

                                                                                                           Sole    Shared   None
CTB Intl. Corp.          COM       125960104  7,597      723,500   SH           SOLE       Filer + No. 1   SOLE
CTN Media Group          COM       12643W107  170        236,200   SH           SOLE       Filer + No. 1   SOLE
Inc.
Cadiz Inc.               COM       127537108  2,717      340,000   SH           SOLE       Filer + No. 1   SOLE
Cherokee Inc. DEL        COM       16444H102  4,380      400,000   SH           SOLE       Filer + No. 1   SOLE
Chronimed Inc.           COM       171164106  1,096      172,600   SH           SOLE       Filer + No. 1   SOLE
Columbus McKinnon        COM       199333105  1,659      170,200   SH           SOLE       Filer + No. 1   SOLE
Corp. NY
Continental              COM       211497102  7          34,000    SH           SOLE       Filer + No. 1   SOLE
Information Systems New
Crown Group Inc.         COM       228359105  157        29,200    SH           SOLE       Filer + No. 1   SOLE
Ducommun Inc. Del        COM       264147109  666        60,000    SH           SOLE       Filer + No. 1   SOLE
Dwyer Group Inc.         COM       267455103  66         15,000    SH           SOLE       Filer + No. 1   SOLE
Eldertrust               COM SH    284560109  1,025      125,000   SH           SOLE       Filer + No. 1   SOLE
                         BEN INT
Envirogen Inc.           COM NEW   294040308  215        179,000   SH           SOLE       Filer + No. 1   SOLE
First Aviation           COM       31865W108  8,843      2,075,892 SH           SOLE       Filer + No. 1   SOLE
Svcs. Inc.
First UN Real            SH BEN    337400105  643        270,000   SH           SOLE       Filer + No. 1   SOLE
Estate Equity and        INT
Management
Investments
Flowers Foods Inc.       COM       343498101  2,395      60,000    SH           SOLE       Filer + No. 1   SOLE
Foster L B Co.           COM       350060109  1,645      365,500   SH           SOLE       Filer + No. 1   SOLE
Frozen Food              COM       359360104  1,165      546,980   SH           SOLE       Filer + No. 1   SOLE
Express Inds Inc.
GP Strategies Corp.      COM       36225V104  227        59,700    SH           SOLE       Filer + No. 1   SOLE
G-III Apparel            COM       36237H101  2,258      308,432   SH           SOLE       Filer + No. 1   SOLE
Group Ltd.
Gold Fields Ltd. New     SPONSORED 38059T106  726        150,000   SH           SOLE       Filer + No. 1   SOLE
                         ADR


TOTAL                                      $  37,657     6,321,204
                                           ---------     ---------




     Column 1             Column 2 Column 3   Column 4       Column 5           Column 6   Column 7                 Column 8
------------------       --------- ---------  --------   ------------------     --------   -------------    --------------------
                                               Fair                             Invest-
                                               Market                           ment
                         Title of  CUSIP       Value      Shrs or  SH/  Put/    discre-     Other             Voting Authority
  Name of Issuer         Class     Number       (in       Prn Amt  PRN  Call    tion       Managers         Sole   Shared   None
                                             thousands)
------------------       --------- ---------  --------   -------   ---  ----    -------   --------------    ----   ------   ----

                                                                                                           Sole    Shared   None
Griffon Corp.            COM       398433102  1,425      94,980    SH           SOLE       Filer + No. 1   SOLE
Herbalife Intl Inc.      CL B      426908307  1,319      100,000   SH           SOLE       Filer + No. 1   SOLE
ICO Holdings Inc.        COM       449293109  1,254      1,062,843 SH           SOLE       Filer + No. 1   SOLE
Key3Media Group Inc.     COM       49326R104  973        182,600   SH           SOLE       Filer + No. 1   SOLE
Keystone Automotive      COM       49338N109  1,241      73,300    SH           SOLE       Filer + No. 1   SOLE
Industries Inc.
Kroll Inc.               COM       507049100  202        13,400    SH           SOLE       Filer + No. 1   SOLE
LabOne, Inc.             COM       50540L105  4,499      295,000   SH           SOLE       Filer + No. 1   SOLE
Ladish Inc.              COM NEW   505754200  2,452      224,550   SH           SOLE       Filer + No. 1   SOLE
Layne Christensen        COM       521050104  6,034      760,000   SH           SOLE       Filer + No. 1   SOLE
Co.
Liquid Audio Inc.        COM       53631T102  91         38,820    SH           SOLE       Filer + No. 1   SOLE
MTR Gaming Group,        COM       553769100  5,680      356,800   SH           SOLE       Filer + No. 1   SOLE
Inc.
Marisa Christina         COM       570268102  42         52,600    SH           SOLE       Filer + No. 1   SOLE
Inc.
Middleby Corp.           COM       596278101  748        146,400   SH           SOLE       Filer + No. 1   SOLE
Monmouth Capital         COM       609524103  54         19,475    SH           SOLE       Filer + No. 1   SOLE
Corp.
Monro Muffler Brake      COM       610236101  5,197      375,200   SH           SOLE       Filer + No. 1   SOLE
Inc.
Morton Industrial        CL A      619328107  124        113,010   SH           SOLE       Filer + No. 1   SOLE
Group
National Service         COM       637657107  121        60,000    SH           SOLE       Filer + No. 1   SOLE
Industries, Inc.
Niagara Corp.            COM       653349100  761        507,019   SH           SOLE       Filer + No. 1   SOLE



TOTAL                                        $ 32,217    4,475,997
                                             --------    ---------





     Column 1             Column 2 Column 3   Column 4       Column 5           Column 6   Column 7                 Column 8
------------------       --------- ---------  --------   ------------------     --------   -------------    --------------------
                                               Fair                             Invest-
                                               Market                           ment
                         Title of  CUSIP       Value      Shrs or  SH/  Put/    discre-     Other             Voting Authority
  Name of Issuer         Class     Number       (in       Prn Amt  PRN  Call    tion       Managers         Sole   Shared   None
                                             thousands)
------------------       --------- ---------  --------   -------   ---  ----    -------   --------------    ----   ------   ----

                                                                                                           Sole    Shared   None
Norfolk Southern         COM       655844108  2,291      125,000   SH           SOLE       Filer + No. 1   SOLE
Corp.
Nuance                   COM       669967101  2,415      266,000   SH           SOLE       Filer + No. 1   SOLE
Communications,
Inc.
OPTI Inc.                COM       683960108  30         10,000    SH           SOLE       Filer + No. 1   SOLE
Opticare Health          COM       68386P105  51         343,005   SH           SOLE       Filer + No. 1   SOLE
Systems Inc.
PC-Tel Inc.              COM       69325Q105  1,068      110,000   SH           SOLE       Filer + No. 1   SOLE
PMR Corp.                COM       693451106  37         21,600    SH           SOLE       Filer + No. 1   SOLE
PSB Bancorp. Inc.        COM       693604100  61         10,000    SH           SOLE       Filer + No. 1   SOLE
PTtek Holdings,          COM       69366M104  1,000      302,000   SH           SOLE       Filer + No. 1   SOLE
Inc.
Packaged Ice Inc.        COM       695148106  214        200,000   SH           SOLE       Filer + No. 1   SOLE
Penn National            COM       707569109  607        20,000    SH           SOLE       Filer + No. 1   SOLE
Gaming Inc.
Perry Ellis              COM       288853104  722        87,500    SH           SOLE       Filer + No. 1   SOLE
International Inc.
Petroquest Energy        COM       716748108  64         12,100    SH           SOLE       Filer + No. 1   SOLE
Inc.
Phoenix Gold             COM       719068108  416        415,950   SH           SOLE       Filer + No. 1   SOLE
International Inc.
Pinnacle                 COM       723456109  2,111      350,000   SH           SOLE       Filer + No. 1   SOLE
Entertainment Inc.
Pricesmart Inc.          COM       741511109  11,237     325,700   SH           SOLE       Filer + No. 1   SOLE
Prima Energy Corp        COM       741901201  850        39,000    SH           SOLE       Filer + No. 1   SOLE
Range Res Corp.          COM       75281A109  1,961      431,000   SH           SOLE       Filer + No. 1   SOLE
Royal Olympic            COM       V7780Z109  851        370,000   SH           SOLE       Filer + No. 1   SOLE
Cruise Lines Inc.
SOS Staffing             COM       78462X104  649        590,000   SH           SOLE       Filer + No. 1   SOLE
Services Inc.
Scheid Vineyards         CL A      806403101  345        113,000   SH           SOLE       Filer + No. 1   SOLE
Inc.
Sequa Corporation        CL A      817320104  2,566      54,000    SH           SOLE       Filer + No. 1   SOLE
Sequa Corporation        CL B      817320203  394        7,300     SH           SOLE       Filer + No. 1   SOLE


TOTAL                                         $ 29,940   4,203,155
                                              ---------  ---------





     Column 1             Column 2 Column 3   Column 4       Column 5           Column 6   Column 7                 Column 8
------------------       --------- ---------  --------   ------------------     --------   -------------    --------------------
                                               Fair                             Invest-
                                               Market                           ment
                         Title of  CUSIP       Value      Shrs or  SH/  Put/    discre-     Other             Voting Authority
  Name of Issuer         Class     Number       (in       Prn Amt  PRN  Call    tion       Managers         Sole   Shared   None
                                             thousands)
------------------       --------- ---------  --------   -------   ---  ----    -------   --------------    ----   ------   ----

                                                                                                           Sole    Shared   None
Simon                    CL A      828813105  696        440,500   SH           SOLE       Filer + No. 1   SOLE
Transportation
Services Inc.
Southern UN Co.          COM       844030106  722        38,300    SH           SOLE       Filer + No. 1   SOLE
Stamps.com, Inc.         COM       852857101  1,214      356,000   SH           SOLE       Filer + No. 1   SOLE
Supervalu Inc.           COM       868536103  2,433      110,000   SH           SOLE       Filer + No. 1   SOLE
Suprema                  COM       86859F107  416        32,000    SH           SOLE       Filer + No. 1   SOLE
Specialties, Inc.
Sylvan Inc.              COM       871371100  11,865     1,068,886 SH           SOLE       Filer + No. 1   SOLE
Syntellect Inc.          COM       87161L105  1,111      600,800   SH           SOLE       Filer + No. 1   SOLE
Tasty Baking Co.         COM       876553306  4,614      260,700   SH           SOLE       Filer + No. 1   SOLE
Titan Corp.              COM       888266103  1,503      60,255    SH           SOLE       Filer + No. 1   SOLE
Tropical Sportswear      COM       89708P102  1,356      72,300    SH           SOLE       Filer + No. 1   SOLE
International Corp.
Tyson Foods, Inc.        CL A      902494103  1,157      100,168   SH           SOLE       Filer + No. 1   SOLE
U.S. Home & Garden       COM       902939107  61         121,000   SH           SOLE       Filer + No. 1   SOLE
Inc.
U.S. Liquids Inc.        COM       902974104  996        175,400   SH           SOLE       Filer + No. 1   SOLE
Ventas Inc.              COM       92276F100  4,577      398,000   SH           SOLE       Filer + No. 1   SOLE
Vicinity Corp.           COM       925653107  181        100,000   SH           SOLE       Filer + No. 1   SOLE
Water Pik                COM       94113U100  885        101,850   SH           SOLE       Filer + No. 1   SOLE
Technologies Inc.
Wellsford Real           COM NEW   950240200  1,345      70,000    SH           SOLE       Filer + No. 1   SOLE
Properties Inc.
Westmoreland Coal        COM       960878106  389        28,600    SH           SOLE       Filer + No. 1   SOLE
Co.
Westmoreland Coal        PFD DP    960878304  2,958      98,600    SH           SOLE       Filer + No. 1   SOLE
Co.                      A CV1/4
World Airways, Inc.      COM       98142H105  18         40,000    SH           SOLE       Filer + No. 1   SOLE
World Wrestling          CL A      98156Q108  4,340      330,000   SH           SOLE       Filer + No. 1   SOLE
Federation
Entertainment Inc.
Young Broadcasting       CL A      987434107  595        33,000    SH           SOLE       Filer + No. 1   SOLE
Inc.

TOTAL                                        $ 43,432    4,636,359
                                             ---------   ---------

GRAND TOTAL                                  $ 151,214   20,691,119
                                             ---------   ----------
